License Agreements - Additional Information (Detail)	1 Months Ended						3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 SGD ($)	Mar. 31, 2019 USD ($) Target $ / shares shares	Mar. 31, 2019 SGD ($) Target shares	Dec. 31, 2018 USD ($) Target $ / shares shares	Dec. 31, 2018 SGD ($) Target shares	Dec. 31, 2016 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Remaining performance obligation									$ 0
Array Biopharma | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of out-licensing proceeds agreed to pay out as royalties							50.00%	50.00%	50.00%	50.00%
Initial upfront payment				$ 12,000,000			$ 12,000,000
Additional payment			$ 11,000,000
Development milestone linked payments estimated			30,000,000				0		$ 0
Regulatory milestones linked payments estimated			20,000,000				0		0
Commercial milestones linked payments estimated			$ 55,000,000				$ 0		$ 0
Percentage of upfront receivable							50.00%	50.00%	50.00%	50.00%
Notice period for termination of agreement							180 days	180 days	180 days	180 days
Array Biopharma | License Agreements | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of sublicense agreement ceiling							20.00%	20.00%	20.00%	20.00%
Bristol-Myers Squibb | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Initial upfront payment											$ 10,000,000
Purchase of related research materials, supplies, research documentation and clinical trial results											1,294,034
Revenue recognized											$ 11,294,034
Almirall | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date							Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015
Agreement amended date							Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2018
CSL Limited | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date							May 31, 2014	May 31, 2014	May 31, 2014	May 31, 2014
CSL Limited | License Agreements | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of entity's revenue							50.00%	50.00%	50.00%	50.00%
CSL Limited | License Agreements | Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of entity's revenue							40.00%	40.00%	40.00%	40.00%
Hyundai Pharm Co., Ltd. | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date											Oct. 31, 2015
Option payment received											$ 250,000
Payment to third parties as payment for proceeds from out-licensing agreement											$ 125,000
Hyundai Pharm Co., Ltd. | Buy Back of Rights to Commercialize
Disclosure Of Transactions Between Related Parties [Line Items]
Payment to buy back the rights to commercialize		$ 325,000
Exploit Technologies Pte Ltd | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Additions					$ 73,400	$ 100,000
Milestone payment receivable upon achievement					$ 8,978,951	$ 12,000,000
Collaboration agreement, term (in years)					3 years	3 years
Nanyang Technological University | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date							Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2016
Number of targets to select | Target							3	3	3	3
Number of shares received in exchange for surrender of residual rights | shares							599,445	599,445	599,445	599,445
Value of shares received in exchange for surrender of residual rights							$ 187,244	$ 255,000	$ 187,244	$ 255,000
Subscription price | $ / shares							$ 0.32		$ 0.32
Gain from derecognition recorded as other income							$ 187,244		$ 187,244
BioGenetics Co. Ltd | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Upfront payment	$ 1,000,000	2,000,000					1,000,000
Remaining performance obligation		0
Upfront payment receivable	1,000,000						1,000,000
License Cost							$ 100,000
BioGenetics Co. Ltd | License Agreements | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Sales and development milestone payments	$ 8,000,000	$ 11,000,000